OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of types of insurance contracts [line items]
Pension benefits	$ 3,539	$ 3,024
Deposits	1,120	1,083
Prepaid software licensing	722	786
Other	15	21
Other non-current assets	16,549	13,310
Corporate owned life insurance held in grantor trust
Disclosure of types of insurance contracts [line items]
Life insurance	10,735	7,988
Cash surrender value of officers’ life insurance
Disclosure of types of insurance contracts [line items]
Life insurance	$ 418	$ 408